Schedule of Investments (unaudited)
February 28, 2023
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.1%
Rocket Lab U.S.A., Inc., Class A(a)(b)	737,811	$ 3,320,150
Automobiles — 2.8%
Tesla, Inc.(a)	553,963	113,955,729
Capital Markets — 0.9%
S&P Global, Inc.	107,117	36,548,320
Communications Equipment — 0.7%
Motorola Solutions, Inc.	107,210	28,175,860
Diversified Consumer Services — 0.1%
Think & Learn Private Ltd. (Acquired 09/30/20, cost $3,427,642)(a)(c)(d)	2,241	4,292,782
Electrical Equipment — 1.1%
NEXTracker, Inc., Class A(a)	717,031	21,826,423
Sungrow Power Supply Co. Ltd., Class A	1,341,090	23,060,022
		44,886,445
Electronic Equipment, Instruments & Components — 2.3%
CDW Corp.	340,676	68,959,636
Flex Ltd.(a)	977,753	22,253,658
		91,213,294
Entertainment — 2.4%
Netflix, Inc.(a)(b)	94,337	30,388,778
Spotify Technology SA(a)	200,713	23,342,922
Warner Music Group Corp., Class A	1,299,771	41,020,773
		94,752,473
Hotels, Restaurants & Leisure — 0.9%
Trip.com Group Ltd.(a)	990,700	35,209,181
Interactive Media & Services — 5.7%
Alphabet, Inc., Class A(a)	913,349	82,256,211
Kuaishou Technology(a)(e)	2,516,800	16,866,247
Meta Platforms, Inc., Class A(a)	356,385	62,345,992
Tencent Holdings Ltd.	1,215,100	53,377,407
ZoomInfo Technologies, Inc., Class A(a)(b)	599,199	14,482,640
		229,328,497
Internet & Direct Marketing Retail — 4.7%
Alibaba Group Holding Ltd., ADR(a)(b)	479,565	42,101,011
Amazon.com, Inc.(a)	639,249	60,236,433
Coupang, Inc.(a)	1,102,433	17,098,736
Meituan, Class B(a)(e)	76,810	1,333,032
MercadoLibre, Inc.(a)	55,502	67,712,440
		188,481,652
IT Services — 13.9%
Adyen NV(a)(e)	32,453	45,999,860
Automatic Data Processing, Inc.	196,532	43,201,664
Block, Inc., Class A(a)	274,880	21,091,542
GMO Payment Gateway, Inc.	392,800	32,262,904
Klarna Holdings AB (Acquired 09/15/20, cost $11,017,172)(a)(c)(d)	25,600	4,980,799
Mastercard, Inc., Class A	416,392	147,939,914
MongoDB, Inc.(a)	153,671	32,197,148
Okta, Inc., Class A(a)	184,615	13,161,203
PayPal Holdings, Inc.(a)	307,509	22,632,663
Shopify, Inc., Class A(a)(b)	324,159	13,335,901
Snowflake, Inc., Class A(a)	44,776	6,912,519
Twilio, Inc., Class A(a)(b)	270,335	18,169,215
Visa, Inc., Class A	642,949	141,410,203
Wise PLC, Class A(a)	1,800,685	12,636,788
		555,932,323
Security	Shares	Value
Professional Services — 0.6%
Equifax, Inc.	110,168	$ 22,312,325
Real Estate Management & Development — 0.5%
KE Holdings, Inc., ADR(a)	1,123,952	20,512,124
Road & Rail — 0.7%
Uber Technologies, Inc.(a)	860,061	28,605,629
Semiconductors & Semiconductor Equipment — 25.2%
Advanced Micro Devices, Inc.(a)	963,884	75,742,005
Alphawave IP Group PLC(a)(b)	75,671	83,403
ASML Holding NV	206,751	127,432,340
Broadcom, Inc.	130,348	77,464,513
First Solar, Inc.(a)(b)	121,839	20,607,848
GLOBALFOUNDRIES, Inc.(a)(b)	311,467	20,351,254
Lam Research Corp.	126,372	61,418,056
Marvell Technology, Inc.	1,269,889	57,335,488
Micron Technology, Inc.(b)	533,630	30,854,487
Monolithic Power Systems, Inc.	141,977	68,758,041
NVIDIA Corp.	705,566	163,804,202
NXP Semiconductors NV	197,536	35,256,225
QUALCOMM, Inc.	445,155	54,989,997
SOITEC(a)	361,402	53,778,254
SolarEdge Technologies, Inc.(a)	58,969	18,747,424
STMicroelectronics NV	1,409,717	67,527,715
Wolfspeed, Inc.(a)(b)	964,621	71,362,662
		1,005,513,914
Software — 25.7%
Adobe, Inc.(a)	71,290	23,094,395
Alteryx, Inc., Class A(a)	341,302	22,290,434
Altium Ltd.	1,532,415	40,215,583
ANSYS, Inc.(a)	125,296	38,041,119
Aspen Technology, Inc.(a)(b)	156,515	33,182,745
Atlassian Corp., Class A(a)	157,761	25,924,865
Cadence Design Systems, Inc.(a)	602,266	116,201,202
Constellation Software, Inc.	21,638	37,204,991
Crowdstrike Holdings, Inc., Class A(a)	134,390	16,219,529
Dassault Systemes SE	670,801	25,886,356
Databricks, Inc. (Acquired 07/24/20 - 09/02/20, cost $5,122,891)(a)(c)(d)	319,983	17,445,473
DocuSign, Inc.(a)	256,024	15,707,072
Elastic NV(a)	212,219	12,525,165
Fair Isaac Corp.(a)(b)	80,770	54,712,790
Gitlab, Inc., Class A(a)	346,353	15,253,386
Intuit, Inc.	153,094	62,336,815
Lumine Group, Inc.(a)	64,922	664,602
Microsoft Corp.	1,205,984	300,796,529
Oracle Corp.	803,329	70,210,955
Salesforce, Inc.(a)	165,593	27,092,671
ServiceNow, Inc.(a)	64,781	27,996,405
Splunk, Inc.(a)	204,347	20,945,568
Unqork, Inc. (Acquired 03/05/21, cost $4,093,769)(a)(c)(d)	149,520	865,721
Xero Ltd.(a)	391,876	20,410,397
		1,025,224,768
Specialty Retail — 0.0%
Jasper Infotech Private Ltd. (Acquired 05/07/14 - 10/29/14, cost $1,414,399)(a)(c)(d)	304,000	224,468

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 9.6%
Apple Inc.	2,461,947	$ 362,915,607
Dell Technologies, Inc., Class C	503,106	20,446,228
		383,361,835
Total Common Stocks — 97.9% (Cost: $2,779,213,528)		3,911,851,769
Preferred Securities
Preferred Stocks — 2.5%
Diversified Consumer Services — 0.2%
FlixMobility GmbH, Series F (Acquired 07/26/19, cost $2,490,608)(a)(c)(d)	125	2,273,398
Think & Learn Private Ltd., Series F (Acquired 09/30/20, cost $6,867,746)(a)(c)(d)	2,371	4,541,805
		6,815,203
IT Services — 1.0%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $22,196,442)(a)(c)(d)	202,570	31,942,831
Farmer’s Business Network, Inc., Series F (Acquired 07/31/20, cost $6,419,592)(a)(c)(d)	194,200	9,653,682
		41,596,513
Semiconductors & Semiconductor Equipment — 0.3%
PsiQuantum Corp., Series C (Acquired 09/09/19, cost $2,698,453)(a)(c)(d)	581,814	11,647,916
Software — 1.0%
Databricks, Inc.
Series F, 0.00% (Acquired 10/22/19, cost $3,700,005)(a)(c)(d)	258,450	14,090,694
Series G, 0.00% (Acquired 02/01/21, cost $12,500,003)(a)(c)(d)	211,425	11,526,891
SambaNova Systems, Inc., Series C (Acquired 02/20/20, cost $9,804,574)(a)(c)(d)	184,153	11,691,874
Unqork, Inc.
Series A, 0.00% (Acquired 03/05/21, cost $194,941)(a)(c)(d)	7,120	43,432
Series B, 0.00% (Acquired 03/05/21, cost $314,316)(a)(c)(d)	11,480	77,031
Security	Shares	Value
Software (continued)
Unqork, Inc.
Series C, 0.00% (Acquired 09/18/20, cost $8,323,340)(a)(c)(d)	304,000	$ 2,538,400
Series Seed, 0.00% (Acquired 03/05/21, cost $489,544)(a)(c)(d)	17,880	104,777
Series Seed A, 0.00% (Acquired 03/05/21, cost $180,704)(a)(c)(d)	6,600	38,544
		40,111,643
Total Preferred Securities — 2.5% (Cost: $76,181,919)		100,171,275
Total Long-Term Investments — 100.4% (Cost: $2,855,395,447)		4,012,023,044
Short-Term Securities
Money Market Funds — 1.8%
SL Liquidity Series, LLC, Money Market Series, 4.75%(f)(g)(h)	72,571,342	72,593,114
Total Short-Term Securities — 1.8% (Cost: $72,524,187)		72,593,114
Total Investments — 102.2% (Cost: $2,927,919,634)		4,084,616,158
Liabilities in Excess of Other Assets — (2.2)%		(88,316,659)
Net Assets — 100.0%		$ 3,996,299,499
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $127,980,518, representing 3.2% of its net assets as of period end, and an original cost of $101,257,792.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Affiliate of the Fund.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(h)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund(a)	$ 65,188,334	$ —	$ (65,188,334)(b)	$ —	$ —	$ —	—	$ 591,510	$ —
SL Liquidity Series, LLC, Money Market Series	104,736,728	—	(32,188,816)(b)	5,003	40,199	72,593,114	72,571,342	721,374(c)	—
				$ 5,003	$ 40,199	$ 72,593,114		$ 1,312,884	$ —
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Technology Opportunities Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 3,320,150	$ —	$ —	$ 3,320,150
Automobiles	113,955,729	—	—	113,955,729
Capital Markets	36,548,320	—	—	36,548,320
Communications Equipment	28,175,860	—	—	28,175,860
Diversified Consumer Services	—	—	4,292,782	4,292,782
Electrical Equipment	21,826,423	23,060,022	—	44,886,445
Electronic Equipment, Instruments & Components	91,213,294	—	—	91,213,294
Entertainment	94,752,473	—	—	94,752,473
Hotels, Restaurants & Leisure	—	35,209,181	—	35,209,181
Interactive Media & Services	159,084,843	70,243,654	—	229,328,497
Internet & Direct Marketing Retail	187,148,620	1,333,032	—	188,481,652
IT Services	460,051,972	90,899,552	4,980,799	555,932,323
Professional Services	22,312,325	—	—	22,312,325
Real Estate Management & Development	20,512,124	—	—	20,512,124
Road & Rail	28,605,629	—	—	28,605,629
Semiconductors & Semiconductor Equipment	756,692,202	248,821,712	—	1,005,513,914
Software	919,736,636	87,176,938	18,311,194	1,025,224,768
Specialty Retail	—	—	224,468	224,468
Technology Hardware, Storage & Peripherals	383,361,835	—	—	383,361,835
Preferred Securities	—	—	100,171,275	100,171,275
	$ 3,327,298,435	$ 556,744,091	$ 127,980,518	4,012,023,044
Investments valued at NAV(a)				72,593,114
				$ 4,084,616,158
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Technology Opportunities Fund
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Total
Assets
Opening Balance, as of May 31, 2022	$ 65,174,021	$ 119,603,445	$ 184,777,466
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Net realized gain (loss)	—	388,435	388,435
Net change in unrealized appreciation (depreciation)(a)	(37,364,778)	(18,628,663)	(55,993,441)
Purchases	—	—	—
Sales	—	(1,191,942)	(1,191,942)
Closing Balance, as of February 28, 2023	$ 27,809,243	$ 100,171,275	$ 127,980,518
Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2023(a)	$ (37,364,778)	$ (18,628,663)	$ (55,993,441)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2023, is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “ Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$ 27,809,243	Market	Revenue Multiple Volatility Time to Exit	2.75x - 28.00x 70% 3.0 years	19.32x — —
Preferred Securities	100,171,275	Market	Revenue Multiple Volatility Time to Exit Market Adjustment Multiple Recent Transactions	3.15x - 28.00x 50%- 70% 3.0 - 4.0 years 1.00x (b)	12.17x 54% 3.8 years —
	$ 127,980,518

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)	For the period end February 28, 2023, the valuation technique for certain investments classified as Preferred Stock used recent prior transaction prices as inputs within the model used for the approximation of fair value.
Portfolio Abbreviation
ADR	American Depositary Receipt
4